Leases - Financial position relating to leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 7,760	€ 6,563
Additions to right-of-use assets	3,600
Lease liabilities
Lease liabilities — current	2,833	1,974	€ 1,078
Lease liabilities- non-current	5,035	4,540	1,712
Lease liabilities	7,868	6,514	€ 2,790
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	6,313	5,576
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,233	744
Lease equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 215	€ 243